Commitments and Contingencies (Details) - Wag Labs, Inc. - USD ($) $ in Thousands	1 Months Ended
	Mar. 31, 2020	Nov. 30, 2018	Dec. 31, 2021
Amount of claim payable			$ 1,200
Settlement amount	$ 850	$ 1,200